CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 9,653,528
Prepaid and other current assets	834,724
Total current assets	10,488,252
Property and equipment, net	177,298
Operating lease right-of-use assets	270,605
Other assets	51,270
Total assets	10,987,425
Current liabilities:
Accounts payable	336,621
Other accrued expenses	87,169
Operating lease liability	210,246
Total current liabilities	634,036
Operating lease liability, net of current portion	93,935
Simple agreement for future equity	13,340,000
Total liabilities	14,067,971
Commitments and contingencies (Note 12)
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at December 31, 2023 and 2022	25,030,520
Stockholders' deficit:
Common stock, $0.0001 par value - 14,000,000 shares authorized; 4,836,577 and 4,771,025 shares issued and outstanding at December 31, 2023 and 2022, respectively	477
Additional paid-in capital	1,209,244
Accumulated deficit	(29,320,787)
Total stockholders' deficit	(28,111,066)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 10,987,425